Other Intangible Assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 29,824	£ 30,955	£ 17,202
Licences and franchises [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	10,403	10,277
Licences and franchises [member] | Tesaro assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,669	2,878
Licences and franchises [member] | Meningitis Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,114	2,139
Licences and franchises [member] | Dolutegravir [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,177	1,280
Licences and franchises [member] | Benlysta [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	745	834
Licences and franchises [member] | Lamisil [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	275
Licences and franchises [member] | BMS Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	239	286
Licences and franchises [member] | Merck assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	264	264
Licences and franchises [member] | Fluarix FluLaval [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	219	237
Licences and franchises [member] | Okairos [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	205	175
Licences and franchises [member] | Others products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,316	1,980
Licences and franchises [member] | Stiefel trade name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 180	£ 204